SEGMENT INFORMATION (Schedule of Assets Information by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 118,572	$ 152,984	$ 179,718	$ 18,862
Term deposit	134,055	116,284	103,331
Restricted cash	1,640	3,767
Accounts and notes receivable, net	87,517	88,691
Accounts receivable, net		88,691	81,908
Fixed assets, net	5,308	5,984	3,615
Intangible assets, net	29,518	33,890	18,533
Goodwill	319,280	320,424	76,020
Total assets	802,142	833,808	609,362
Operating Segments [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	115,296	151,621	177,492
Term deposit	$ 134,055	$ 116,284	103,331
Restricted cash
Accounts and notes receivable, net	$ 79,282
Accounts receivable, net		$ 62,340	71,449
Fixed assets, net	4,719	5,008	2,604
Intangible assets, net	26,196	28,416	12,364
Goodwill	304,081	300,669	62,491
Total assets	776,215	769,595	579,798
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 3,276	$ 1,363	$ 2,226
Term deposit
Restricted cash	$ 1,640	$ 3,767
Accounts and notes receivable, net	8,235
Accounts receivable, net		26,351	$ 10,409
Fixed assets, net	589	976	1,011
Intangible assets, net	3,322	5,474	6,169
Goodwill	15,199	19,755	13,529
Total assets	$ 25,927	$ 64,213	$ 29,564